Long-Term Debt - Additional Information (Detail) (USD $)	9 Months Ended			12 Months Ended					1 Months Ended			0 Months Ended		9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended				9 Months Ended	0 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended							9 Months Ended			9 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	May 31, 2012 Revolving Credit Facility	Sep. 30, 2012 Revolving Credit Facility	May 04, 2012 Revolving Credit Facility	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 29, 2010 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Chase NMTC Verso Investment Fund, LLC	Feb. 17, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 29, 2012 Subsequent Event Accounts Receivable Securitization Facility	Feb. 17, 2012 Subsequent Event Additional Revolving Credit Facilities	Feb. 29, 2012 Subsequent Event Additional Revolving Credit Facilities	Sep. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option One	Dec. 31, 2011 Revolving Credit Facility Variable Interest Rate Option Two	Mar. 14, 2011 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Jan. 31, 2010 11.5% Senior Secured Notes	Jun. 30, 2009 11.5% Senior Secured Notes	Sep. 30, 2012 11.5% Senior Secured Notes From available Cash	Feb. 10, 2011 8.75% Second Priority Senior Secured Notes	Jan. 26, 2011 8.75% Second Priority Senior Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Feb. 09, 2011 9.13% Second Priority Senior Secured Notes	Mar. 11, 2011 9.13% Second Priority Senior Secured Notes	Dec. 31, 2011 9.13% Second Priority Senior Secured Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	May 11, 2012 Second Priority Senior Secured Floating Rate Notes	Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 11, 2012 Second Priority Senior Secured Floating Rate Notes Exchange Offer One	Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	May 11, 2012 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Sep. 30, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	May 11, 2012 11.38% Senior Subordinated Notes Exchange Offer Two	Sep. 30, 2012 Asset Based Loan Facility Revolving Credit Facility	May 04, 2012 Asset Based Loan Facility Revolving Credit Facility	Sep. 30, 2012 Asset Based Loan Facility Letter of Credit	Sep. 30, 2012 Cash Flow Facility Revolving Credit Facility	May 04, 2012 Cash Flow Facility Revolving Credit Facility	Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes Exchange Offer One	May 11, 2012 11.75% Secured Notes Exchange Offer Two
Debt Instrument [Line Items]
Credit facility, borrowing capacity											$ 200,000,000					$ 100,000,000		$ 55,000,000			$ 200,000,000																																			$ 150,000,000			$ 50,000,000
Credit facility, remaining borrowing capacity																					159,200,000																																		71,700,000			50,000,000
Credit facility, amount outstanding																					0																																		35,000,000		43,300,000
Credit facility, portion committed to outstanding letters of credit																					40,800,000
Unused capacity commitment fee percentage																					0.50%
Reference rate																LIBOR	LIBOR	LIBOR	LIBOR			LIBOR	Prime																						LIBOR
Interest rate over the reference rate																2.00%		4.50%				3.00%	2.00%																						3.75%
Notes, principal amount													23,305,000																	25,000,000	325,000,000		36,000,000	360,000,000									250,000,000									300,000,000										345,000,000		271,600,000
Repayments of long-term debt	354,984,000		389,998,000	389,998,000				442,868,000																35,000,000															27,800,000	326,100,000
Proceeds from long-term debt	341,191,000		394,618,000	394,618,000		27,438,000		352,837,000																									36,100,000	347,800,000
Principal amount of debt repaid								69,800,000																															26,600,000	310,500,000			70,000,000
Gain (loss) on early extinguishment of debt	(8,244,000)		(26,091,000)	(26,091,000)		255,000		31,266,000																(3,600,000)	(4,600,000)	(29,900,000)															(22,500,000)																						26,300,000
Interest rate at end of period																																												4.19%	4.18%
Interest Rate													6.50%	6.50%	6.50%										11.50% [1]	11.50%	[1]	11.50%	[2]						8.75%	[3]	8.75%	[4]				9.13%							11.38%	11.38%		11.38%		11.38%						11.75%	[5]	11.75%	11.75%	11.75%
Notes, maturity date												Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040	Dec. 29, 2040											Jul. 01, 2014	[1]	Jul. 01, 2014	[2]						Feb. 01, 2019	[3]	Feb. 01, 2019	[4]				Aug. 01, 2014		Aug. 01, 2014	Aug. 01, 2014				Aug. 01, 2016	Aug. 01, 2016										Jan. 15, 2019	[5]		Jan. 15, 2019
Debt issuance costs, deferred											9,300,000																																																			10,100,000		5,400,000
Weighted-average interest rate										2.54%										2.54%
Credit facility, maturity date									May 04, 2017											May 04, 2017	Aug. 01, 2012
Principal amount of second-lien notes, 11.38% senior subordinated notes, or senior unsecured term loan outstanding as of the 91 days prior to scheduled maturity											100,000,000
Notes redeemed																									44,400,000	44,400,000
Notes, maturity date																									2014	2014		2014							2019		2019							2014	2014				2016	2016										2019			2019
Notes repurchased and retired																										270,600,000
Repayment of secured debt																										332,000,000						600,000															5,000,000
Notes retired exchange offer																																																166,900,000						157,500,000
Notes issued exchange offer																																																																	166,900,000	104,700,000
Repayment of debt																																																					17,300,000
Notes, outstanding amount	$ 1,221,919,000	[6]		$ 1,201,077,000	[6]	$ 1,172,736,000	[6]						$ 23,305,000																																	$ 13,300,000					$ 142,500,000

[1]	Par value of $315,000 on December 31, 2011.
[2]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[3]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[4]	Par value of $396,000 on December 31, 2011.
[5]	Par value of $345,000 on September 30, 2012.
[6]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.